Borrowings - Schedule of Summarizes the Company’s Stated Maturities and Future Scheduled Principal Repayments (Details) - BOLT THREADS, INC. [Member] - Convertible Notes [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 16,969
2025
2026
2027
2028
Thereafter
Total principal payments	16,969
Fair value option adjustment	768
Total 2023 Convertible Notes	$ 17,737